Leases (Tables)	12 Months Ended
Sep. 30, 2021
Leases [Abstract]
Disclosure of Lease Cost	Lease costs were as follows :

	Year Ended September 30,
	2021	2020
Total net lease cost (1)	$97,169	$91,025

(1)	Variable lease cost is immaterial.

Summary of Supplemental Information Related to Operating Lease
Supplemental information related to operating lease transactions was as follows:

	Year Ended September 30,
	2021	2020
Lease liability payments	$79,028	$88,272
Lease assets obtained in exchange for liabilities	$14,580	$87,820

	As of September 30,
	2021	2020
Weighted average remaining lease term — Operating leases	6.4 Years	6.8 Years
Weighted average discount rate — Operating leases	3.7%	3.5%

Future Undiscounted Cash Outflows for Operating Leases Maturity
The following maturity analysis presents future undiscounted cash outflows for operating leases as of September 30, 2021:

For the year ended September 30,
2022	$66,791
2023	44,187
2024	34,473
2025	28,173
2026	22,814
Thereafter	86,134

Total lease payments	$282,572
Less: imputed interest	(45,952)

Present value of lease liabilities	$236,620